Annual Total Returns - Fidelity Strategic Real Return Fund [BarChart] - 09.30 Fidelity Strategic Real Return Fund AMCIZ PRO-20 - Fidelity Strategic Real Return Fund - Fidelity Advisor Strategic Real Return Fund: Class A
Nov. 29, 2021
Bar Chart Table:
Annual Return 2011	1.36%
Annual Return 2012	7.87%
Annual Return 2013	(2.37%)
Annual Return 2014	0.72%
Annual Return 2015	(7.63%)
Annual Return 2016	8.83%
Annual Return 2017	3.76%
Annual Return 2018	(4.28%)
Annual Return 2019	10.27%
Annual Return 2020	3.49%